Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Activity in valuation and qualifying accounts
Estimated allowance for refunds and appeals	$ 41,020	$ 33,406	$ 23,216
Estimated liability for refunds and appeals	62,539	67,775	74,941
Allowance and estimated liability for refunds and appeals
Activity in valuation and qualifying accounts
Balance at Beginning of Period	101,181	98,157	53,075
Business Combination			14,382
Provision Charged Against Revenue	99,472	67,702	62,166
Deductions	(97,094)	(64,678)	(31,466)
Valuation Allowances and Reserves, Balance, Ending Balance	103,559	101,181	98,157
Allowance for doubtful accounts
Activity in valuation and qualifying accounts
Balance at Beginning of Period	1,053	655	34
Charged to Operating Expenses	(147)	804	660
Deductions	(55)	(406)	(39)
Valuation Allowances and Reserves, Balance, Ending Balance	$ 851	$ 1,053	$ 655